DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 51,499	$ 68,712																	$ 58,562
Deferred financing costs	(225)	(344)
Current	14,719	15,319
Non-current	$ 35,964	53,393
Percent of debt representing non-recourse mortgages	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 35,414	43,788
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,515	7,409	€ 1,463								€ 6,711
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,157	6,240		£ 4,919								£ 4,902
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,157	3,967			$ 4,541								$ 5,257
Indian Rupees
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,805	2,226				₨ 154,296								₨ 185,506
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,675	1,756					₩ 2,477,858								₩ 2,280,000
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	500	1,731						R$ 3,097								R$ 8,380
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,206	1,310							$ 1,948								$ 1,923
United Arab Emirates Dirham
Disclosure of detailed information about borrowings [line items]
Total debt obligations	95	0								د.إ 348								د.إ 0
Other currencies
Disclosure of detailed information about borrowings [line items]
Total debt obligations	200	629
Held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	816	0
Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	15,396	28,417
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 25,809	$ 28,049
Secured Debt | Weighted average | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.11%	4.40%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Secured Debt | Weighted average | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.32%	8.05%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 2,133	$ 3,251
Brookfield Property Partners’ credit facilities | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.38%	7.36%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	6.38%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,321	$ 1,887
Brookfield Property Partners’ corporate bonds | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	4.79%	4.67%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%
BPYU term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,147	$ 1,366
BPYU term debt | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.96%	7.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	6.96%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 1,493	$ 1,695
Brookfield Properties Retail Holding LLC senior secured notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 397	$ 508
Brookfield Properties Retail Holding LLC corporate facility | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	7.19%	8.21%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	7.19%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 198	$ 198
Brookfield Properties Retail Holding LLC junior subordinated notes | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.29%	7.07%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	6.29%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%
Subsidiary borrowings | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 332	$ 47
Subsidiary borrowings | Unsecured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	5.36%	6.85%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	5.36%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 3,498	$ 3,638
Funds subscription credit facilities | Secured Debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted- average rate	6.46%	7.38%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	6.46%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%